Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 658
Cost of revenues	1,238
Gross loss	580
Research and development expenses, net	5,532	5,210	5,765
Marketing, general and administrative expenses	2,526	4,505	5,296
Other income		(9)
Total operating expenses	8,058	9,706	11,061
Total operating loss	8,638	9,706	11,061
Gain on troubled debt restructuring	(14,759)
Financial expenses (income) net,	1,325	(3,206)	(5,265)
Net loss (Income)	$ (4,796)	$ 6,500	$ 5,796
Net loss (Income) per ordinary share attributable to shareholders, basic (in Dollars per share)		$ 0.004	$ 0.01
Net loss (Income) per ordinary share attributable to shareholders, diluted (in Dollars per share)		$ 0.004	$ 0.01
Weighted average number of shares used in computing net loss (income) per share attributable to ordinary shareholders, basic (in Shares)	3,225,472,266	1,562,627,495	754,076,407
Weighted average number of shares used in computing net loss (income) per share attributable to ordinary shareholders, diluted (in Shares)	3,225,472,266	1,562,627,495	754,076,407